SUMMARY OF ROU ASSET AND OPERATING LEASE LIABILITIES (Details) - USD ($)	Nov. 30, 2023	Aug. 31, 2023	Aug. 31, 2022
Assets:
ROU asset	$ 253,431	$ 271,021	$ 442,020
Liabilities:
Operating lease liabilities current	87,912	84,879	117,686
Operating lease liabilities noncurrent	176,612	198,163	355,186
Total lease liabilities	$ 264,524	$ 283,042	$ 472,872